Equity (Details Narrative)	Mar. 31, 2025	Mar. 31, 2024
Jiangxi Alphabet [Member]
non-controlling equity interest rate	28.60%	28.60%
Jiaotou [Member]
non-controlling equity interest rate	35.00%	35.00%
Huizuoye [Member]
non-controlling equity interest rate	49.00%	49.00%
Mengyun [Member]
non-controlling equity interest rate	51.00%